INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL
Schedule of intangible assets, net

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Intangible assets with indefinite lives:
Trademarks	443,300,000	—	—
Intangible assets with finite lives:
Trademarks	41,620,493	41,435,000	6,007,510
Technology	4,200,000	4,200,000	608,943
Network rights	390,317	210,755	30,557
Purchased software	15,429,484	13,574,658	1,968,140
Reacquired rights	2,531,418	2,531,418	367,021
Favorable leases	42,095,848	—	—
Others	435,185	435,185	63,096
Total	550,002,745	62,387,016	9,045,267
Less: Accumulated amortization	(29,885,266)	(24,275,080)	(3,519,556)
Total.	520,117,479	38,111,936	5,525,711

Schedule of estimated aggregate amortization expense

Year ending December 31,	RMB	USD
2023	5,360,169	777,151
2024	5,251,853	761,447
2025	4,849,872	703,165
2026	4,644,938	673,453
2027	4,298,162	623,175
Thereafter	13,706,942	1,987,320